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Ellen L. Valvo
Paralegal
(860) 723-2247
Fax: (860) 723-2215

June 22, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Retirement Freedom File Nos.: 333-109860 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 ("Post-Effective Amendment No. 4") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 4 of the Registrant's Registration Statement on Form N-4 which was declared effective on June 17, 2005. The text of Post-Effective Amendment No. 4 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at (860) 723-2247 or Michael A. Pignatella at (860) 723-2239.

Sincerely,

/s/ Ellen L. Valvo

Ellen L. Valvo
Paralegal

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation